Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 468,885,622	¥ 3,264,287,925	¥ 2,491,316,213	¥ 2,164,458,820
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for receivables and other assets	327,950,550	2,283,126,141	1,178,723,206	605,163,716
Depreciation and amortization	3,178,194	22,125,949	12,065,648	5,790,986
Amortization of lease right-of-use assets	3,458,505	24,077,418
Loss on disposal of property and equipment	40,035	278,718	137,268
Accrued interest of convertible senior notes	3,437,946	23,934,289
Amortization of deferred origination costs				100,598
Share-based compensation expense	12,539,724	87,299,053	57,981,487	64,055,851
Share of loss from equity method investment	491,227	3,419,825	11,319,279	20,676,273
Investment income of short-term investments	(514,831)	(3,584,153)	(10,117,286)	0
Foreign exchange (gain)/loss, net	(953,088)	(6,635,208)	90,771,459	7,176,838
Changes in operating assets and liabilities:
Financing service fee receivables	556,386	3,873,447	112,068,030	(78,970,874)
Finance lease receivables	47,432,368	330,214,661
Contract assets	(301,140,199)	(2,096,477,837)	(799,992,914)
Receivables from related parties	297	2,071	372,812	629,329
Deferred tax assets and liabilities	18,976,809	132,112,749	(127,952,203)	(97,672,912)
Other current and non-current assets	(17,175,165)	(119,570,060)	(137,098,248)	(308,848,775)
Interest payables	(10,554,627)	(73,479,202)	(62,457,896)	121,442,961
Payables to related parties			(3,108,873)	(16,496,440)
Guarantee liabilities	(5,621,916)	(39,138,657)	255,623,253	165,571,647
Risk assurance liabilities	180,177,741	1,254,361,399
Operating lease liabilities	(3,809,164)	(26,518,640)
Other current and non-current liabilities	63,155,998	439,679,436	262,667,592	144,730,768
Net cash provided by operating activities	790,512,412	5,503,389,324	3,332,318,827	2,797,808,786
Cash flows from investing activities:
Proceeds from redemption of short-term investments	65,761,331	457,817,239	1,662,675,701	1,285,350,000
Proceeds from collection of loan principal	3,180,334,441	22,140,852,309	35,184,841,574	73,958,650,963
Principal collection of finance lease receivables			222,069,392	70,773
Proceeds from collection of loan principal due from related parties			1,000,000	272,318
Proceeds from disposal of long-term assets	76,270	530,975
Purchases of short-term investments	(65,246,500)	(454,233,086)	(1,352,558,415)	(1,155,150,000)
Purchases of property and equipment, intangible assets and land use right	(10,972,634)	(76,389,281)	(140,387,756)	(11,298,011)
Purchases of long-term investments	(31,990,250)	(222,709,723)
Purchases of equity method investment	(2,154,615)	(15,000,000)
Payments to originate loan principal	(3,269,330,812)	(22,760,427,250)	(37,036,365,868)	(78,473,735,690)
Purchase of current assets held for lease			(1,332,008,977)	(26,479,085)
Net cash used in investing activities	(133,522,769)	(929,558,817)	(2,790,734,349)	(4,422,318,732)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares				5,339,532,767
Proceeds from borrowings	323,416,789	2,251,563,000	2,644,659,751	15,989,866,179
Proceeds from convertible senior notes, net of issuance cost	328,884,677	2,289,629,341
Proceeds from related parties			513,847,929	850,500,000
Refund of guarantee deposits from Funding Partners			396,555,231	286,707,459
Proceeds from exercise of share options	621	4,322	2,458
Payments to related parties			(2,231,923)	(17,812,790)
Repayment of borrowings	(775,999,604)	(5,402,354,040)	(8,025,871,949)	(11,825,431,453)
Repurchase of ordinary shares	(299,813,467)	(2,087,241,398)	(1,410,222,466)	(421,164,802)
Payments for IPO expenditure			(1,378,058)	(39,461,883)
Purchase of capped call option	(27,694,648)	(192,804,602)
Payments of deposits to funding	(33,200,000)	(231,131,760)
Payments of guarantee deposits to Funding Partners			(843,200,007)	(161,096,338)
Net cash (used in)/provided by financing Activities	(484,405,632)	(3,372,335,137)	(6,727,839,034)	10,001,639,139
Effect of exchange rate changes	10,927,788	76,077,072	(57,682,237)	(77,947,461)
Net increase/(decrease) in cash and cash equivalents, and restricted cash	183,511,799	1,277,572,442	(6,243,936,793)	8,299,181,732
Cash and cash equivalents, and restricted cash at beginning of the year	408,086,259	2,841,014,916	9,084,951,709	785,769,977
Cash and cash equivalents, and restricted cash at end of the year	591,598,058	4,118,587,358	2,841,014,916	9,084,951,709
Reconciliation of cash and cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	410,948,084	2,860,938,368	2,501,188,374	6,832,306,121
Restricted cash	180,649,974	1,257,648,990	339,826,542	2,252,645,588
Cash and cash equivalents, and restricted cash at end of the year	591,598,058	4,118,587,358	2,841,014,916	9,084,951,709
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	37,917,112	263,971,349	208,640,115	231,132,984
Interest expense paid	$ 51,957,979	¥ 361,721,059	¥ 609,826,651	¥ 565,446,800